RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

ICT Investments provides the Company accounting services and various management services on an as needed basis. For the three months ended September 30, pursuant to an arrangement with ICT Investments, the Company had not paid these services but had recorded payables for $39,903 for accounting services, and $70,460 for other services. Any distribution between Laser Photonics and ICT must be distributed to an affiliate company. The Company owes $72,196 for services to FONON Technology Inc.

ICT Investments owns directly 4,438,695 shares of the Company’s common stock. As of September 30, 2025, ICT Investments owns approximately 52% of the total shares outstanding through the shares of the Company’s common stock owned by Fonon Technologies Inc. (935,000 shares) and Fonon Corporation (3,000,000 shares), and Fonon Quantum Technologies Inc. (3,000,000 shares) that are all controlled by ICT Investments. Dmitriy Nikitin is the Managing Partner of ICT Investments and has controlled the Company since its inception.

On April 3, 2025, April 16, 2025, June 20, 2025, July 8, 2025, and July 12, 2025, the “Company received from ICT Investments, the owner of the majority of outstanding shares of the Company’s common stock, unsecured loans in the principal amount of $200,000, $400,000, $20,000, $101,000, and $30,000 respectively, to assist Laser Photonics in meeting certain expenses, including payroll. Laser Photonics issued promissory notes, with interest at $20,000, $40,000, $2,000, $10,000 and $3,000 respectively, and a maturity date of May 31, 2025, June 30, 2025, August 30, 2025, September 8, 2025, and September 12, 2025, respectively. The unpaid principal balance of ICT loans as of September 30, 2025, was $751,000. The unpaid interest balance of ICT loans as of September 30, 2025, was $75,000.

On August 5, 2025, Laser Photonics Corporation (the “Company” or “Laser Photonics”) entered into an Asset Purchase Agreement (the “APA”) with Fonon Quantum Technologies, Inc. (“FQTI”), an affiliate of ICT Investments, LLC, the Company that together with its affiliates has voting control of Laser Photonics, to acquire the assets of Beamer Laser Marking Systems (“Beamer”), the laser capital equipment manufacturing division of ARCH Cutting Tools, Inc, a Michigan corporation. Beamer manufactures IR fibre laser marking systems that provide standard, engineered and inline 1064nm IR laser marking solutions for a variety of industries used in tracking and traceability to serialization, 2D codes and decorative marking. Under the terms of the APA, Laser Photonics agreed to issue 3,000,000 restricted shares of its common stock as payment for the Beamer net assets. including its intellectual property, and all contracts. The foregoing description of the APA is qualified in its entirety by reference to the full text of that agreement, a copy of each of which is filed as Exhibit 10.1 to this Current Report on Form 8-K and incorporated herein by reference.

Because the transaction was between entities under common control (ICT Investments controls both the Company and FQTI), the acquisition will be accounted for in accordance with ASC 805-50 (“Transactions Between Entities Under Common Control”). Accordingly, the Beamer assets will be recognized at their historical carrying amounts rather than at fair value, and no goodwill will be recorded. Comparative prior-period financial statements will not be restated. See Table below that shows Total Assets, Liabilities and Common Stock acquired for Common Control.

Laser Photonics Acquisition Date 8/5/2025
Description	Amount
Assets	$
Accounts Receivable/Other Receivable		1,524
Inventory		573,537
PP&E		68,638
Liabilities and Stockholder Equity
Accounts Payable/Other Liability		(10,549)
Common Stock		(3,000)
APIC		(8,397,000)
Deemed Dividend for Common Control Acquisition		$(7,766,850)

During the first nine months of 2025, the Company recorded total revenue of $791,992 from its affiliate, Fonon Technology Inc. The revenue recognition has been realized according to ASC 606. The Company has entered into a service agreement with Fonon under which it is obligated to pay a fee equal to 6.5% for the use Fonon’s system for award management and registration with the Federal Government As of the reporting date, the Company has accrued $40,412.06 related to the agreement.

Since the date of incorporation on November 8, 2019, the Company has engaged in the following transactions with our directors, executive officers, holders of more than 5% of its voting securities, and affiliates or immediately family members of its directors, executive officers, and holders of more than 5% of our voting securities, and its co-founders. The Company believes that all these transactions were on terms as favorable as could have been obtained from unrelated third parties.

NOTE 3 – RELATED PARTY TRANSACTIONS –

ICT Investments owns 4,438,695 shares of the Company’s common stock. Prior to the closing of the Company’s IPO on October 4, 2022, this represented 96.1% of the total shares outstanding. As of December 31, 2022, ICT Investments owns 31.13% of the total shares outstanding. Dmitriy Nikitin is the Managing Partner of ICT Investments and has controlled the Company since its inception. As of the end of 2023 the % is 58.7.%, considering the shares owned by Fonon Corporation and Fonon Technology.

Since the date of incorporation on November 8, 2019, the Company has engaged in the following transactions with our directors, executive officers, holders of more than 5% of its voting securities, and affiliates or immediately family members of its directors, executive officers, and holders of more than 5% of our voting securities, and its co-founders. The Company believes that all these transactions were on terms as favorable as could have been obtained from unrelated third parties.

In October 2020, the Company issued a promissory note 2 to ICT Investments in the principal amount of $745,438 bearing 6% annual interest with a maturity date of December 31, 2023. This Note was paid in full as of December 31, 2022.

In September 2022, the Company issued a promissory note to ICT Investments in the principal amount of $100,000 bearing 10% annual interest with a maturity date of September 29, 2023. This note was paid in full as of December 31, 2022.

In April 2023, company issued former CFO 25,000 shares upon departure from the Company.

In October 2023 were issued and transferred 1,000,000 shares to Fonon Technologies Incorporated. In addition, PPE including a Printer, working van, and computer and furniture of $254,327.84 and $900,000 of services were transferred to Fonon in support of this transaction. The total amount of $1,240,000 was distributed in the Equity statement.

On May 21, 2024 3,000,000 of Common stock were issued and transferred to Fonon Corporation in exchange for licenses for all commercial and noncommercial applications of Fonon Corp for laser cutting, marking, engraving, welding, semiconductor applications and flat panel display. The stock was valued at its fair-market value of $6,615,000 and recorded as a deemed dividend.

During the years ending December 31, 2024, and 2023, the Company paid $30,047 and $108,268, respectively, to Dmitriy Nikitin for advisory fees and allowances. During the years ending December 31, 2024, and 2023, the Company paid $92,764 and $92,526 to ICT Investments for accounting services and SEC filing related work, accordingly.

For the year ending December 31,2024, $5,780,578 was distributed to an affiliate party Fonon Corporation. The financial statements are adjusted to reflect the Fonon Corporation amounts as distribution to affiliate. The majority of the distributions is related to payroll costs. In addition, there are certain shared facility and overhead costs that are allocated in the distribution.

For the year ended December 31, 2024, affiliate revenue totaled $47,515.

Related party accounts payable due to Fonon Technologies Incorporated balance as of December 31, 2024 was $27,988.